Note 4 - Loans (Detail) - Nonaccrual Loans (USD $)	Dec. 31, 2012	Dec. 31, 2011
Nonaccrual	$ 17,171,199	$ 21,700,141
Loans past due over 90 days and still accruing	24,949	55,442
Troubled debt restructurings	8,823,879	13,190,115
Commercial Portfolio Segment [Member]
Nonaccrual	475,909	684,763
Troubled debt restructurings	475,909	619,618
Commercial Real Estate Portfolio Segment [Member]
Nonaccrual	12,986,469	15,887,322
Troubled debt restructurings	8,098,958	10,209,573
Agricultural Real Estate [Member]
Nonaccrual	1,060,418	1,074,694
Agriculture Portfolio [Member]
Nonaccrual	623,325	1,064,282
Troubled debt restructurings	193,964	2,303,732
Consumer Portfolio Segment [Member]
Nonaccrual		97
Loans past due over 90 days and still accruing	899	9,437
Residential 1-4 Family Real Estate [Member]
Nonaccrual	1,953,505	2,867,753
Loans past due over 90 days and still accruing		26,002
Troubled debt restructurings	55,048	57,192
Home Equity Loans [Member]
Nonaccrual	71,573	121,230
Loans past due over 90 days and still accruing	$ 24,050	$ 20,003